Loans	9 Months Ended
Jul. 31, 2023
Text block [abstract]
Loans
Note 6.    Loans
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the three months ended	2023 Jul. 31
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$78	$110	$196	$384
Originations net of repayments and other derecognitions	4	(2)	(8)	(6)
Changes in model	1	–	1	2
Net remeasurement (1)	(4)	71	39	106
Transfers (1)
– to 12-month ECL	26	(26)	–	–
– to lifetime ECL performing	(11)	11	–	–
– to lifetime ECL credit-impaired	–	(1)	1	–
Provision for (reversal of) credit losses (2)	16	53	33	102
Write-offs	–	–	(21)	(21)
Recoveries	–	–	–	–
Interest income on impaired loans	–	–	(4)	(4)
Foreign exchange and other	(2)	–	(4)	(6)
Balance at end of period	$92	$163	$200	$455
Personal
Balance at beginning of period	$165	$588	$167	$920
Originations net of repayments and other derecognitions	11	(8)	(7)	(4)
Changes in model	(1)	–	–	(1)
Net remeasurement (1)	(82)	162	105	185
Transfers (1)
– to 12-month ECL	88	(88)	–	–
– to lifetime ECL performing	(24)	24	–	–
– to lifetime ECL credit-impaired	–	(16)	16	–
Provision for (reversal of) credit losses (2)	(8)	74	114	180
Write-offs	–	–	(117)	(117)
Recoveries	–	–	14	14
Interest income on impaired loans	–	–	(2)	(2)
Foreign exchange and other	(1)	(1)	(3)	(5)
Balance at end of period	$156	$661	$173	$990
Credit card
Balance at beginning of period	$173	$559	$–	$732
Originations net of repayments and other derecognitions	4	(12)	–	(8)
Changes in model	–	–	–	–
Net remeasurement (1)	(71)	187	66	182
Transfers (1)
– to 12-month ECL	88	(88)	–	–
– to lifetime ECL performing	(22)	22	–	–
– to lifetime ECL credit-impaired	–	(51)	51	–
Provision for (reversal of) credit losses (2)	(1)	58	117	174
Write-offs	–	–	(147)	(147)
Recoveries	–	–	30	30
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of period	$172	$617	$–	$789
Business and government
Balance at beginning of period	$339	$691	$515	$1,545
Originations net of repayments and other derecognitions	8	(8)	(6)	(6)
Changes in model	(2)	(1)	–	(3)
Net remeasurement (1)	(76)	184	181	289
Transfers (1)
– to 12-month ECL	55	(55)	–	–
– to lifetime ECL performing	(7)	7	–	–
– to lifetime ECL credit-impaired	–	(39)	39	–
Provision for (reversal of) credit losses (2)	(22)	88	214	280
Write-offs	–	–	(80)	(80)
Recoveries	–	–	3	3
Interest income on impaired loans	–	–	(15)	(15)
Foreign exchange and other	(7)	(15)	(9)	(31)
Balance at end of period	$310	$764	$628	$1,702
Total ECL allowance (3)	$730	$2,205	$1,001	$3,936
Comprises:
Loans	$639	$2,076	$1,000	$3,715
Undrawn credit facilities and other off-balance sheet exposures (4)	91	129	1	221
(1)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(2)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(3)
See Note 5 for the ECL allowance on debt securities measured at FVOCI and amortized cost. The ECL allowances for other financial assets classified at amortized cost were immaterial as at July 31, 2023, April 30, 2023 and July 31, 2022 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(4)	Included in Other liabilities on our interim consolidated balance sheet.
(5)	Includes ECL allowances of $63 million recognized immediately after the acquisition of the Canadian Costco credit card portfolio on March 4, 2022 for the nine months ended July 31, 2022.
(6)	Includes the impact of a change in the internal risk rating methodology applied in the first quarter of 2023 at CIBC Bank USA.

$ millions, as at or for the three months ended	2023 Apr. 30				2022 Jul. 31
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$58	$80	$170	$308	$68	$72	$176	$316
Originations net of repayments and other derecognitions	2	(1)	(9)	(8)	5	–	(6)	(1)
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (1)	–	47	43	90	(34)	13	11	(10)
Transfers (1)
– to 12-month ECL	19	(18)	(1)	–	19	(17)	(2)	–
– to lifetime ECL performing	(1)	3	(2)	–	(3)	6	(3)	–
– to lifetime ECL credit-impaired	–	(2)	2	–	–	(4)	4	–
Provision for (reversal of) credit losses (2)	20	29	33	82	(13)	(2)	4	(11)
Write-offs	–	–	(6)	(6)	–	–	(17)	(17)
Recoveries	–	–	3	3	–	–	–	–
Interest income on impaired loans	–	–	(3)	(3)	–	–	(3)	(3)
Foreign exchange and other	–	1	(1)	–	–	–	(1)	(1)
Balance at end of period	$78	$110	$196	$384	$55	$70	$159	$284
Personal
Balance at beginning of period	$147	$639	$157	$943	$149	$567	$128	$844
Originations net of repayments and other derecognitions	10	(20)	(10)	(20)	10	(14)	(4)	(8)
Changes in model	–	–	–	–	–	19	–	19
Net remeasurement (1)	(128)	120	89	81	(61)	125	50	114
Transfers (1)
– to 12-month ECL	147	(146)	(1)	–	48	(47)	(1)	–
– to lifetime ECL performing	(10)	15	(5)	–	(9)	13	(4)	–
– to lifetime ECL credit-impaired	–	(20)	20	–	–	(24)	24	–
Provision for (reversal of) credit losses (2)	19	(51)	93	61	(12)	72	65	125
Write-offs	–	–	(101)	(101)	–	–	(80)	(80)
Recoveries	–	–	17	17	–	–	16	16
Interest income on impaired loans	–	–	(1)	(1)	–	–	(1)	(1)
Foreign exchange and other	(1)	–	2	1	–	–	–	–
Balance at end of period	$165	$588	$167	$920	$137	$639	$128	$904
Credit card
Balance at beginning of period	$142	$685	$–	$827	$193	$550	$–	$743
Originations net of repayments and other derecognitions	8	(20)	–	(12)	6	(7)	–	(1)
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (1)	(142)	123	49	30	(156)	212	43	99
Transfers (1)
– to 12-month ECL	171	(171)	–	–	119	(119)	–	–
– to lifetime ECL performing	(6)	6	–	–	(16)	16	–	–
– to lifetime ECL credit-impaired	–	(64)	64	–	–	(33)	33	–
Provision for (reversal of) credit losses (2)	31	(126)	113	18	(47)	69	76	98
Write-offs	–	–	(147)	(147)	–	–	(104)	(104)
Recoveries	–	–	34	34	–	–	28	28
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$173	$559	$–	$732	$146	$619	$–	$765
Business and government
Balance at beginning of period	$303	$579	$411	$1,293	$261	$414	$377	$1,052
Originations net of repayments and other derecognitions	9	(3)	(16)	(10)	7	(2)	(16)	(11)
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (1)	(35)	170	152	287	(31)	44	29	42
Transfers (1)
– to 12-month ECL	66	(63)	(3)	–	16	(13)	(3)	–
– to lifetime ECL performing	(9)	10	(1)	–	(12)	12	–	–
– to lifetime ECL credit-impaired	–	(8)	8	–	–	(1)	1	–
Provision for (reversal of) credit losses (2)	31	106	140	277	(20)	40	11	31
Write-offs	–	–	(37)	(37)	–	–	(41)	(41)
Recoveries	–	–	8	8	–	–	10	10
Interest income on impaired loans	–	–	(8)	(8)	–	–	(4)	(4)
Foreign exchange and other	5	6	1	12	(2)	–	3	1
Balance at end of period	$339	$691	$515	$1,545	$239	$454	$356	$1,049
Total ECL allowance (3)	$755	$1,948	$878	$3,581	$577	$1,782	$643	$3,002
Comprises:
Loans	$668	$1,852	$877	$3,397	$493	$1,687	$643	$2,823
Undrawn credit facilities and other off-balance sheet exposures (4)	87	96	1	184	84	95	–	179
See previous page for footnote references.

$ millions, as at or for the nine months ended	2023 Jul. 31				2022 Jul. 31
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$57	$69	$167	$293	$59	$63	$158	$280
Originations net of repayments and other derecognitions	9	(3)	(21)	(15)	14	(4)	(17)	(7)
Changes in model	1	–	1	2	(4)	(1)	–	(5)
Net remeasurement (1)	(20)	147	94	221	(73)	67	68	62
Transfers (1)
– to 12-month ECL	61	(60)	(1)	–	65	(60)	(5)	–
– to lifetime ECL performing	(14)	16	(2)	–	(7)	13	(6)	–
– to lifetime ECL credit-impaired	–	(6)	6	–	–	(9)	9	–
Provision for (reversal of) credit losses (2)	37	94	77	208	(5)	6	49	50
Write-offs	–	–	(31)	(31)	–	–	(41)	(41)
Recoveries	–	–	5	5	–	–	1	1
Interest income on impaired loans	–	–	(12)	(12)	–	–	(11)	(11)
Foreign exchange and other	(2)	–	(6)	(8)	1	1	3	5
Balance at end of period	$92	$163	$200	$455	$55	$70	$159	$284
Personal
Balance at beginning of period	$137	$656	$146	$939	$150	$547	$106	$803
Originations net of repayments and other derecognitions	33	(43)	(21)	(31)	27	(37)	(7)	(17)
Changes in model	(1)	–	–	(1)	1	19	–	20
Net remeasurement (1)	(277)	363	260	346	(251)	362	138	249
Transfers (1)
– to 12-month ECL	309	(308)	(1)	–	239	(236)	(3)	–
– to lifetime ECL performing	(43)	48	(5)	–	(29)	41	(12)	–
– to lifetime ECL credit-impaired	–	(53)	53	–	–	(57)	57	–
Provision for (reversal of) credit losses (2)	21	7	286	314	(13)	92	173	252
Write-offs	–	–	(304)	(304)	–	–	(204)	(204)
Recoveries	–	–	52	52	–	–	54	54
Interest income on impaired loans	–	–	(4)	(4)	–	–	(3)	(3)
Foreign exchange and other	(2)	(2)	(3)	(7)	–	–	2	2
Balance at end of period	$156	$661	$173	$990	$137	$639	$128	$904
Credit card
Balance at beginning of period	$159	$709	$–	$868	$136	$517	$–	$653
Originations net of repayments and other derecognitions (5)	13	(59)	–	(46)	71	(27)	–	44
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (1)	(388)	534	156	302	(341)	496	109	264
Transfers (1)
– to 12-month ECL	432	(432)	–	–	321	(321)	–	–
– to lifetime ECL performing	(44)	44	–	–	(41)	41	–	–
– to lifetime ECL credit-impaired	–	(179)	179	–	–	(87)	87	–
Provision for (reversal of) credit losses (2)	13	(92)	335	256	10	102	196	308
Write-offs	–	–	(426)	(426)	–	–	(282)	(282)
Recoveries	–	–	91	91	–	–	86	86
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$172	$617	$–	$789	$146	$619	$–	$765
Business and government
Balance at beginning of period	$335	$490	$351	$1,176	$277	$449	$508	$1,234
Originations net of repayments and other derecognitions	24	(14)	(26)	(16)	30	(12)	(31)	(13)
Changes in model	(2)	5	–	3	(13)	2	–	(11)
Net remeasurement (1) (6)	(165)	464	405	704	(130)	71	94	35
Transfers (1)
– to 12-month ECL	156	(153)	(3)	–	89	(82)	(7)	–
– to lifetime ECL performing	(29)	43	(14)	–	(20)	22	(2)	–
– to lifetime ECL credit-impaired	–	(56)	56	–	–	(6)	6	–
Provision for (reversal of) credit losses (2)	(16)	289	418	691	(44)	(5)	60	11
Write-offs	–	–	(128)	(128)	–	–	(237)	(237)
Recoveries	–	–	19	19	–	–	27	27
Interest income on impaired loans	–	–	(27)	(27)	–	–	(11)	(11)
Foreign exchange and other	(9)	(15)	(5)	(29)	6	10	9	25
Balance at end of period	$310	$764	$628	$1,702	$239	$454	$356	$1,049
Total ECL allowance (3)	$730	$2,205	$1,001	$3,936	$577	$1,782	$643	$3,002
Comprises:
Loans	$639	$2,076	$1,000	$3,715	$493	$1,687	$643	$2,823
Undrawn credit facilities and other off-balance sheet exposures (4)	91	129	1	221	84	95	–	179
See previous pages for footnote references.

Inputs, assumptions and model techniques
Global economic activity is expected to continue to be weak throughout the remainder of 2023 and into 2024, and we continue to operate in an uncertain macroeconomic environment. There is inherent uncertainty in estimating the impact that higher interest rates, inflation, events in the U.S. banking sector and geopolitical events, will have on the macroeconomic environment. As a result, a heightened level of judgment in estimating ECLs in respect of all these elements as discussed below, continued to be required this quarter. See Note 5 to our consolidated financial statements in our 2022 Annual Report and Note 2 to our interim consolidated financial statements for additional information concerning the significant estimates and credit judgment inherent in the estimation of ECL allowances.
The following tables provide the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECL.

	Base case		Upside case		Downside case
As at July 31, 2023	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real gross domestic product (GDP) year-over-year growth
Canada (2)	0.8%	1.9%	2.1%	2.5%	(1.5)%	1.2%
United States	0.7%	1.7%	2.6%	3.1%	(2.1)%	0.9%
Unemployment rate
Canada (2)	5.8%	5.9%	5.4%	5.4%	6.8%	6.8%
United States	4.2%	4.2%	3.2%	3.3%	5.3%	4.9%
Canadian Housing Price Index year-over-year growth (2)	(0.9)%	4.0%	4.1%	6.7%	(8.5)%	0.5%
Standard and Poor’s (S&P) 500 Index year-over-year growth rate	3.3%	5.9%	9.3%	10.8%	(8.8)%	(1.5)%
Canadian household debt service ratio	15.7%	14.9%	15.1%	14.6%	16.6%	15.1%
West Texas Intermediate Oil Price (US$)	$82	$78	$94	$105	$68	$59

	Base case		Upside case		Downside case
As at April 30, 2023	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	0.8%	2.0%	2.1%	2.5%	(1.6)%	1.3%
United States	0.9%	1.8%	2.9%	3.0%	(3.0)%	1.0%
Unemployment rate
Canada (2)	5.7%	5.9%	5.4%	5.5%	6.6%	6.9%
United States	4.2%	4.1%	3.3%	3.3%	5.5%	4.9%
Canadian Housing Price Index year-over-year growth (2)	(9.4)%	3.2%	(0.3)%	6.3%	(16.8)%	(1.2)%
S&P 500 Index year-over-year growth rate	0.1%	5.9%	6.6%	10.4%	(21.0)%	(1.4)%
Canadian household debt service ratio	15.3%	14.6%	14.7%	14.4%	16.3%	14.9%
West Texas Intermediate Oil Price (US$)	$80	$81	$101	$105	$68	$60

	Base case		Upside case		Downside case
As at October 31, 2022	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	0.8%	1.5%	3.9%	2.8%	(0.6)%	1.0%
United States	0.7%	1.3%	2.9%	3.0%	(2.1)%	0.4%
Unemployment rate
Canada (2)	5.5%	5.9%	4.9%	5.6%	6.0%	6.8%
United States	4.0%	4.2%	3.3%	3.3%	5.6%	5.1%
Canadian Housing Price Index year-over-year growth (2)	(2.5)%	1.9%	10.1%	6.6%	(13.1)%	(5.2)%
S&P 500 Index year-over-year growth rate	(1.4)%	6.0%	6.3%	12.1%	(13.4)%	(1.3)%
Canadian household debt service ratio	15.5%	15.1%	14.4%	14.5%	15.9%	15.2%
West Texas Intermediate Oil Price (US$)	$92	$81	$119	$107	$76	$56
(1)	The remaining forecast period is generally four years.
(2)
National-level forward-looking forecasts are presented in the tables above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

As required, the forward-looking information used to estimate ECLs reflects our expectations as at July 31, 2023, April 30, 2023 and October 31, 2022, respectively, and does not reflect changes in expectation as a result of economic forecasts that may have subsequently emerged. The base case, upside case and downside case amounts shown represent the average value of the forecasts over the respective projection horizons. Our underlying base case projection as at July 31, 2023 is characterized by relatively weak real GDP growth in both Canada and the U.S. due to the higher interest rates imposed by central banks in an attempt to ease demand and bring inflation back to target levels, and a modest increase in unemployment rates. Our base case continues to assume that interest rates will stay at elevated levels through the remainder of calendar 2023 and then modestly reduce through to the end of 2024, although remaining at higher than pre-pandemic levels. Compared to the prior quarter, our base case assumes higher levels of interest rates in Canada and the U.S. Significant judgment continued to be inherent in the forecasting of forward-looking information, including our base case assumptions regarding the economic impact of higher levels of interest rates, the easing of inflationary pressures, the impact from events in the U.S. banking sector during the year, the impact of COVID-19 and the global economic risks emanating from the war in Ukraine.
The downside case forecast assumes a recession and higher unemployment rates in Canada driven by a correction in the housing market, higher interest rates and lower consumer spending. The downside case forecast for the U.S. also assumes a recession from the interest rate hikes that were introduced to combat prolonged high levels of inflation. The downside forecasts also reflect slower recoveries thereafter to lower levels of sustained economic activity and unemployment rates persistently above where they stood pre-pandemic. The upside scenario continues to reflect a better economic environment than the base case forecast, particularly for the U.S.
As indicated above, forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios involves a high degree of management judgment. Assumptions concerning measures used by governments to combat inflation, the economic impact of the events in the U.S. banking sector during the year, and global economic risks emanating from the war in Ukraine are material to these forecasts. To address the uncertainties inherent in the current environment, we continue to utilize management overlays with respect to the impact of certain forward-looking information and credit metrics that are not expected to be as indicative of the credit condition of the portfolios as the historical experience in our models would have otherwise suggested, including with respect to the benefit of higher levels of household savings that have accumulated during the pandemic. The use of management overlays requires the application of significant judgment that impacts the amount of ECL allowances recognized.
If we were to only use our base case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $328 million lower than the recognized ECL as at July 31, 2023 (October 31, 2022: $248 million). If we were to only use our downside case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $1,040 million higher than the recognized ECL as at July 31, 2023 (October 31, 2022: $847 million). This sensitivity is isolated to the measurement of ECL and therefore did not consider changes in the migration of exposures between stage 1 and stage 2 from the determination of the significant increase in credit risk that would have resulted in a 100% base case scenario or a 100% downside case scenario. As a result, our ECL allowance on performing loans could exceed the amount implied by the 100% downside case scenario from the migration of additional exposures from stage 1 to stage 2. Actual credit losses could differ materially from those reflected in our estimates.

The following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off-balance sheet exposures based on our risk management probability of default (PD) bands for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to the “Credit risk” section of our 2022 Annual Report for details on the CIBC risk categories.
Loans
(1)

$ millions, as at					2023 Jul. 31					2022 Oct. 31
	Stage 1	Stage 2	Stage 3	(2)	Total	Stage 1	Stage 2	Stage 3	(2)	Total
Residential mortgages
– Exceptionally low	$167,133	$9,316	$–		$176,449	$174,749	$140	$–		$174,889
– Very low	47,441	8,942	–		56,383	53,795	498	–		54,293
– Low	18,121	9,753	–		27,874	24,200	6,816	–		31,016
– Medium	722	6,717	–		7,439	261	4,927	–		5,188
– High	–	1,029	–		1,029	–	906	–		906
– Default	–	–	470		470	–	–	374		374
– Not rated	2,476	211	194		2,881	2,604	214	222		3,040
Gross residential mortgages (3)(4)(5)	235,893	35,968	664		272,525	255,609	13,501	596		269,706
ECL allowance	92	163	200		455	57	69	167		293
Net residential mortgages	235,801	35,805	464		272,070	255,552	13,432	429		269,413
Personal
– Exceptionally low	19,042	2	–		19,044	18,943	1	–		18,944
– Very low	4,390	13	–		4,403	6,119	5	–		6,124
– Low	10,582	4,787	–		15,369	9,117	4,953	–		14,070
– Medium	1,013	3,072	–		4,085	934	3,084	–		4,018
– High	215	1,507	–		1,722	266	1,089	–		1,355
– Default	–	–	205		205	–	–	175		175
– Not rated	667	21	36		724	657	34	52		743
Gross personal (4)(5)	35,909	9,402	241		45,552	36,036	9,166	227		45,429
ECL allowance	126	645	173		944	115	641	146		902
Net personal	35,783	8,757	68		44,608	35,921	8,525	81		44,527
Credit card
– Exceptionally low	3,728	–	–		3,728	3,151	–	–		3,151
– Very low	1,317	–	–		1,317	1,042	–	–		1,042
– Low	7,107	19	–		7,126	6,936	597	–		7,533
– Medium	2,464	2,709	–		5,173	992	2,927	–		3,919
– High	6	684	–		690	–	682	–		682
– Default	–	–	–		–	–	–	–		–
– Not rated	139	6	–		145	145	7	–		152
Gross credit card (5)	14,761	3,418	–		18,179	12,266	4,213	–		16,479
ECL allowance	155	544	–		699	143	641	–		784
Net credit card	14,606	2,874	–		17,480	12,123	3,572	–		15,695
Business and government
– Investment grade	101,558	526	–		102,084	87,184	404	–		87,588
– Non-investment grade	90,970	7,068	–		98,038	101,889	6,457	–		108,346
– Watchlist	73	3,554	–		3,627	66	2,971	–		3,037
– Default	–	–	1,711		1,711	–	–	920		920
– Not rated	199	16	–		215	208	17	–		225
Gross business and government (3)(6)(7)	192,800	11,164	1,711		205,675	189,347	9,849	920		200,116
ECL allowance	266	724	627		1,617	285	458	351		1,094
Net business and government	192,534	10,440	1,084		204,058	189,062	9,391	569		199,022
Total net amount of loans	$478,724	$57,876	$1,616		$538,216	$492,658	$34,920	$1,079		$528,657
(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $21 million (October 31, 2022: $24 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $20 million were recognized as at July 31, 2023 (October 31, 2022: $15 million). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at July 31, 2023 and October 31, 2022. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(2)	Excludes foreclosed assets of $13 million (October 31, 2022: $24 million) which were included in Other assets on our interim consolidated balance sheet.
(3)
Includes $4 million (October 31, 2022: $4 million) of residential mortgages and $687 million (October 31, 2022: $963 million) of business and government loans that are measured and designated at FVTPL.

(4)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a significant increase in credit risk has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(5)	The July 31, 2023 amounts include the impact of a change in credit score provider applied in the second quarter of 2023 for our Canadian retail loans.
(6)	Includes customers’ liability under acceptances of $11,325 million (October 31, 2022: $11,574 million).
(7)	The July 31, 2023 amounts include the impact of a change in the internal risk rating methodology applied in the first quarter of 2023 at CIBC Bank USA.

Undrawn credit facilities and other off-balance sheet exposures

$ millions, as at				2023 Jul. 31				2022 Oct. 31
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$153,087	$7	$–	$153,094	$149,286	$6	$–	$149,292
– Very low	17,885	94	–	17,979	14,461	51	–	14,512
– Low	12,338	1,557	–	13,895	10,844	2,412	–	13,256
– Medium	1,398	1,068	–	2,466	522	1,402	–	1,924
– High	147	745	–	892	155	682	–	837
– Default	–	–	39	39	–	–	39	39
– Not rated	504	7	–	511	484	8	–	492
Gross retail (1)	185,359	3,478	39	188,876	175,752	4,561	39	180,352
ECL allowance	47	89	–	136	38	83	–	121
Net retail	185,312	3,389	39	188,740	175,714	4,478	39	180,231
Business and government
– Investment grade	137,700	287	–	137,987	119,069	121	–	119,190
– Non-investment grade	53,416	2,040	–	55,456	64,446	2,540	–	66,986
– Watch list	20	817	–	837	15	571	–	586
– Default	–	–	159	159	–	–	69	69
– Not rated	519	24	–	543	575	26	–	601
Gross business and government (2)	191,655	3,168	159	194,982	184,105	3,258	69	187,432
ECL allowance	44	40	1	85	50	32	–	82
Net business and government	191,611	3,128	158	194,897	184,055	3,226	69	187,350
Total net undrawn credit facilities and other off–balance sheet exposures	$376,923	$6,517	$197	$383,637	$359,769	$7,704	$108	$367,581
(1)	The July 31, 2023 amounts include the impact of a change in credit score provider applied in the second quarter of 2023 for our Canadian retail loans.
(2)	The July 31, 2023 amounts include the impact of a change in the internal risk rating methodology applied in the first quarter of 2023 at CIBC Bank USA.